DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO

                             ----------------------

                       DWS International Select Equity VIP


The following information supplements "The Portfolio Managers" section of the above-noted portfolio's prospectuses:

  Chris LaJaunie, CFA
  Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2006 as an analyst for International Equity and International Select Equity strategies: New York.
  o Prior to that, nine years of experience as portfolio manager for Morgan Stanley Capital Strategy, and as equity analyst for Oaktree Capital Management, JP Morgan Securities and Scudder Kemper Investments.
  o  Joined the portfolio in 2008.
  o  BA, MA from Louisiana State University.




               Please Retain This Supplement for Future Reference



March 3, 2008                                                 [DWS SCUDDER LOGO]
VS2-36XX                                                     Deutsche Bank Group